Description of Organization, Business Operations and Liquidity (Details Narrative)										3 Months Ended		12 Months Ended
	Feb. 14, 2024 USD ($) $ / shares	Jan. 31, 2024 USD ($) $ / shares	Dec. 14, 2023 USD ($) $ / shares	Jun. 28, 2023 USD ($) $ / shares shares	May 04, 2023 $ / shares shares	Feb. 03, 2023 USD ($) $ / shares	Jan. 30, 2023 shares	Nov. 08, 2021 USD ($) $ / shares shares	Nov. 05, 2021 shares	Mar. 31, 2024 USD ($) $ / shares shares	Mar. 31, 2023 USD ($)	Dec. 31, 2023 USD ($) Integer $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Apr. 26, 2024 USD ($)	Dec. 18, 2023 USD ($)
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Condition for future business combination number of businesses minimum | Integer												1
Deferred offering costs non current												$ 14,700,000	$ 14,700,000
Transaction costs	$ 229,328									$ 7,499,353
Condition for future business combination use of proceeds percentage												80.00%
Condition for future business combination threshold ownership (as a percent)												50.00%
Net tangible assets												$ 5,000,001
Conversion ratio							1
Common stock shares outstanding | shares										164,614,418		119,999,989
Common stock, shares issued | shares										164,614,418		119,999,989
Cash withdrawn from trust account in connection with redemption												$ 342,984,430
Assets held in trust noncurrent												$ 16,681,497	356,864,000
Stock issued during period, Shares new issues | shares										164,614,418
Redemption limit percentage without prior consent												15.00%
Obligation to redeem public shares if entity does not complete a business combination (as a percent)												100.00%
Maximum allowed dissolution expenses												$ 100,000
Extension amount deposited into Trust Account															$ 67,500
Ordinary shares, par value (in dollar per share) | $ / shares										$ 0.0001		$ 0.0001
Cash										$ 1,317,900		$ 8,835	$ 129,186
Working capital deficit												2,648,294
Investment income interest												$ 2,734,000
Subsequent Event [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Cash withdrawn from trust account in connection with redemption		$ 16,000,000.0
Common Class B [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Shares cancelled | shares							11,983,333
Common stock shares outstanding | shares							0					0	11,983,333
Common stock, shares issued | shares							0					0	11,983,333
Ordinary shares, par value (in dollar per share) | $ / shares												$ 0.0001	$ 0.0001
Common Class A [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Shares issued upon conversion | shares							11,983,333
Common stock shares outstanding | shares							47,933,333					13,433,333	1,450,000
Common stock, shares issued | shares												13,433,333	1,450,000
Ordinary shares, par value (in dollar per share) | $ / shares				$ 0.0001								$ 0.0001	$ 0.0001
Common Class A [Member] | Subsequent Event [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Shares issued, price per share | $ / shares		$ 11.14
Minimum period to file charter amendment | $ / shares		$ 1,432,457
First Extension Charter Amendment [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Cash withdrawn from trust account in connection with redemption						$ 333,000,000
First Extension Charter Amendment [Member] | Public Shares [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Shares issued, price per share | $ / shares						$ 10.38
Minimum period to file charter amendment | $ / shares						$ 32,116,947
Second Extension Charter Amendment [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Cash withdrawn from trust account in connection with redemption			$ 9,710,000
Second Extension Charter Amendment [Member] | Public Shares [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Shares issued, price per share | $ / shares			$ 11.03
Common stock shares outstanding | shares												1,502,180
Minimum period to file charter amendment | $ / shares			$ 880,873
Securities Purchase Agreement [Member] | Series A Preferred Stock [Member] | Subsequent Event [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Shares issued, price per share | $ / shares	$ 5.00
Cash	$ 2,000,000
Securities Purchase Agreement [Member] | Series A One Preferred Stock [Member] | Subsequent Event [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Cash	$ 1,200,000													$ 1,200,000
Sponsor [Member] | Purchase Agreement [Member] | Common Class A [Member] | SSVK Associates, LLC [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Shares issued, price per share | $ / shares					$ 1.00
Stock issued during period, Shares new issues | shares					7,988,889
IPO [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Shares issued, price per share | $ / shares								$ 10.00				$ 10.20
Deferred offering costs non current								$ 14,700,000
Transaction costs								21,266,594
Sale of stock underwriting fees								6,000,000
Other offering costs								$ 566,594
IPO [Member] | Private Placement Warrants [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Shares issued, price per share | $ / shares								$ 10.20
Payments for investment of cash in trust account								$ 351,900,000
IPO [Member] | Fee Reduction Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Common equity securities | shares				500,000
Deferred offering costs non current				$ 5,000,000
Deferred underwriting fees				$ 9,700,000
Stock issued during period, Shares new issues | shares				500,000
Private Placement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Common equity securities | shares								1,360,000
Shares issued, price per share | $ / shares								$ 10.00
Proceeds from issuance initial public offering								$ 13,600,000
Private Placement [Member] | Sponsor [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Common equity securities | shares								90,000
Proceeds from issuance initial public offering								$ 900,000
Private Placement [Member] | Sponsor [Member] | Purchase Agreement [Member] | SSVK Associates, LLC [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Stock issued during period, Shares new issues | shares					1,000,000
Over-Allotment Option [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Common equity securities | shares								4,500,000	4,500,000			4,500,000
Proceeds from issuance initial public offering								$ 45,000,000
Deferred offering costs non current								$ 2,700,000
Common Stock [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Shares cancelled | shares										14,778,056
Common Stock [Member] | IPO [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Common equity securities | shares								30,000,000
Shares issued, price per share | $ / shares								$ 10.00
Proceeds from issuance initial public offering								$ 300,000,000